Note 11 - Segment Reporting	9 Months Ended
Sep. 30, 2013
Notes
Note 11 - Segment Reporting

NOTE 11 – SEGMENT REPORTING

The Company’s operations are classified into two reportable segments that provide difference products. Separate management of each segment is required because each business unit is subject to different marketing, production, and technology.

For the nine months ended September 30, 2013

	Revenues	Segment operating earnings (losses)	Depreciation depletion and amortization

Oil and gas	$117,114	$(44,489)	$21,442
Manufacturing *	359,058	(29,951)	8,668
	$476,172	$(74,440)	$30,110

* Consist of only seven months ended September 30, , 2013

Segment operating earnings reflect revenues net of operating costs and depreciation, depletion, and amortization and are reconciled to loss from operations before income tax as follows:

	Nine months	Nine months
	ended	ended
	September 30, 2013	September 30, 2013**

Segment operating earnings	$(74,440)
General and administrative expenses	(1,094,193)
Operating loss	(1,168,633)
Other income	4,039
Interest expense	(73,598)
Change in fair value of derivative
liabilities	(238,297)
Net loss before income taxes	$(1,476,489)

** Total activity during the nine months ended September 30, 2012 pertain to oil and gas.

For the three months ended September 30, 2013

	Revenues	Segment operating earnings	Depreciation depletion and amortization

Oil and gas	$31,229	$(525)	$3,656
Manufacturing	164,568	(11,087)	4,537
	$195,797	$(11,612)	$8,193

Segment operating earnings reflect revenues net of operating costs and depreciation, depletion, and amortization and are reconciled to loss from operations before income tax as follows:

	Three months	Three months
	ended	ended
	September 30, 2013	September 30, 2012 **

Segment operating losses	$(11,612)
Other operating expenses	(463,590)
Operating loss	(475,202)
Other income	-
Interest expense	(56,247)
Change in fair value of derivative
liabilities	(118,618)
Net loss before income taxes	$(650,067)

** Total activity during the three-month ended September 30, 2012 pertain to oil and gas.

Identifiable assets by industry segment are as follows:

Oil and gas	$272,629
Manufacturing	172,321
Other	-
$444,950

For the three months ended September 30, 2013

	Revenues	Segment operating earnings	Depreciation depletion and amortization

Oil and gas	$31,229	$(525)	$3,656
Manufacturing	164,568	(11,087)	4,537
	$195,797	$(11,612)	$8,193